Incorporated herein by reference is a supplement to the prospectus of MFS Growth Allocation Fund, a series of MFS Series Trust X (File No. 33-01657), filed pursuant to Rule 497(e) under the Securities Act of 1933, as amended, on October 28, 2014 (SEC Accession No. 0000912938-14-000404).